UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6081

        Nuveen California Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
	May 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.1% (1.4% of Total Investments)
$ 480	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$464,213
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	2,166,380
	Bonds, Series 2003A-1, 6.250%, 6/01/33

2,480	Total Consumer Staples			2,630,593

	Education and Civic Organizations – 7.7% (5.0% of Total Investments)
100	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	100,623
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
70	5.000%, 11/01/21 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	72,361
95	5.000%, 11/01/25 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	97,545
1,000	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,030,510
	Institute, Series 2005A, 5.000%, 7/01/24
1,530	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa2	1,588,553
	Projects, Series 2002A, 5.250%, 1/01/20
6,580	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.000%, 9/01/13	9/08 at 101.00	AA	6,821,815

9,375	Total Education and Civic Organizations			9,711,407

	Health Care – 11.7% (7.5% of Total Investments)
725	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	731,837
	Series 2005, 5.000%, 11/15/34
3,200	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	3,350,976
	LLC, Series 2001A, 5.550%, 8/01/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
190	5.250%, 7/01/24	7/15 at 100.00	BBB+	195,100
400	5.250%, 7/01/35	7/15 at 100.00	BBB+	408,384
3,340	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	3,355,097
	Series 2006, 5.000%, 3/01/41 (WI/DD, Settling 6/08/06)
675	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	711,524
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
5,930	Central California Joint Powers Health Finance Authority, Certificates of Participation,	8/06 at 100.00	Baa2	5,885,881
	Community Hospitals of Central California, Series 1993, 5.000%, 2/01/23

14,460	Total Health Care			14,638,799

	Housing/Multifamily – 1.3% (0.8% of Total Investments)
1,550	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding	No Opt. Call	A–	1,589,541
	Bonds, Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A,
	5.200%, 6/15/29 (Mandatory put 6/15/09)

	Industrials – 0.6% (0.3% of Total Investments)
750	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	755,880
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 25.5% (16.5% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AAA	1,628,014
	2004A, 0.000%, 8/01/25 – FSA Insured
1,315	Antelope Valley Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	AAA	1,361,367
	Bonds, Series 2005A, 5.000%, 8/01/29 – MBIA Insured
	California, General Obligation Bonds, Series 2003:
1,000	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	1,067,270
1,400	5.250%, 2/01/20	8/13 at 100.00	A	1,478,988
1,000	5.250%, 2/01/22 – CIFG Insured	8/13 at 100.00	AAA	1,062,750
	California, General Obligation Bonds, Series 2004:
3,000	5.000%, 2/01/23	2/14 at 100.00	A	3,093,240
2,500	5.125%, 4/01/23	4/14 at 100.00	A	2,607,900
1,000	5.125%, 2/01/27	2/14 at 100.00	A	1,034,510
2,100	5.250%, 4/01/34	4/14 at 100.00	A	2,189,208
1,350	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,396,575
	Series 2005A, 5.000%, 8/01/30 – FGIC Insured
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AAA	1,456,443
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds,	8/12 at 100.00	AAA	2,653,725
	Series 2002, 5.250%, 8/01/21 – FGIC Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
280	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	291,150
295	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	306,074
1,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	8/11 at 103.00	AAA	1,137,390
	Bonds, Series 1997A, 6.150%, 8/01/15 – MBIA Insured
25	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	26,798
	5.250%, 8/01/24 – MBIA Insured
5,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	7/10 at 100.00	AAA	5,253,050
	Series 2000B, 5.125%, 7/01/21 – MBIA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
220	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	229,502
320	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	332,342
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AAA	1,765,493
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	AAA	1,647,747
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured

41,675	Total Tax Obligation/General			32,019,536

	Tax Obligation/Limited – 32.3% (20.8% of Total Investments)
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	2,170,180
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
1,420	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA–	1,513,663
195	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	203,874
	5.000%, 9/01/20 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
125	5.000%, 9/01/26	9/06 at 103.00	N/R	125,738
290	5.125%, 9/01/36	9/06 at 103.00	N/R	290,090
1,065	Los Angeles County Public Works Financing Authority, California, Revenue Bonds, Regional Park	10/07 at 101.00	AA	1,090,911
	and Open Space District, Series 1997A, 5.000%, 10/01/19
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,375	5.250%, 9/01/25 – AMBAC Insured	9/14 at 100.00	AAA	1,459,425
1,500	5.250%, 9/01/26 – AMBAC Insured	9/14 at 100.00	AAA	1,588,905
2,000	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	Aaa	2,052,480
	2001, 5.000%, 8/01/21 – MBIA Insured
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	14,497,105
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
1,000	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	9/06 at 102.00	N/R	1,023,270
	Project, Series 1997, 6.375%, 9/01/17
225	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	230,085
	2005A, 5.000%, 9/01/35 – XLCA Insured
470	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	480,702
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	2,778,850
	5.400%, 11/01/20 – AMBAC Insured
2,255	San Bernardino County, California, Certificates of Participation, Medical Center Financing	8/06 at 101.00	AAA	2,297,958
	Project, Series 1995, 5.500%, 8/01/22 – MBIA Insured
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	1,249,836
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
7,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	10/09 at 101.00	AAA	7,480,410
	Redevelopment Project, Series 1999, 5.750%, 10/01/32 – AMBAC Insured

35,520	Total Tax Obligation/Limited			40,533,482

	Transportation – 22.3% (14.4% of Total Investments)
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	3,480,000
	Bonds, Series 1999, 0.000%, 1/15/29
8,500	Long Beach, California, Harbor Revenue Bonds, Series 2000A, 5.750%, 5/15/14 (Alternative	5/10 at 101.00	AA	9,069,925
	Minimum Tax)
5,250	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	AAA	5,534,078
	(Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2000, Issue 25:
2,515	5.500%, 5/01/24 – FSA Insured (Alternative Minimum Tax)	5/10 at 101.00	AAA	2,655,563
3,100	5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)	5/10 at 101.00	AAA	3,307,917
1,250	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	1,292,088
	Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/21 – FGIC Insured
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/08 at 102.00	AAA	2,592,934
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – FSA
	Insured (Alternative Minimum Tax)

27,080	Total Transportation			27,932,505

	U.S. Guaranteed – 24.0% (15.5% of Total Investments) (4)
2,940	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/10 at 100.00	Baa3 (4)	3,013,382
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20 (Pre-refunded 6/01/10)
3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	3,244,710
	5/01/18 (Pre-refunded 5/01/12)
400	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3 (4)	435,296
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
325	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	8/08 at 102.00	AAA	340,438
	System, Series 1998A, 5.000%, 8/01/22 (Pre-refunded 8/01/08) – AMBAC Insured
4,950	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27	3/10 at 101.00	AAA	5,360,504
	(Pre-refunded 3/01/10) – MBIA Insured
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	5,329,200
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
4,000	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	5,177,200
	Series 1990B, 7.500%, 8/01/23 (ETM)
1,875	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AAA	2,049,788
	5.250%, 8/01/24 (Pre-refunded 8/01/14) – MBIA Insured
5,000	Sacramento County, California, Airport System Revenue Bonds, Series 1996A, 5.900%, 7/01/24	7/06 at 102.00	AAA	5,107,600
	(Pre-refunded 7/01/06) – MBIA Insured (Alternative Minimum Tax)

27,490	Total U.S. Guaranteed			30,058,118

	Utilities – 4.6% (3.0% of Total Investments)
1,500	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	1,576,140
	Edison Company, Series 1999A, 5.450%, 9/01/29 – MBIA Insured
3,155	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/06 at 101.50	N/R	3,203,808
	Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	519,425
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	471,931
	9/01/31 – XLCA Insured

5,610	Total Utilities			5,771,304

	Water and Sewer – 23.0% (14.8% of Total Investments)
3,330	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/11 at 100.00	AA	3,603,793
	Series 2001W, 5.500%, 12/01/15
1,030	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,154,743
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
1,390	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	1,455,108
	Series 2005AD, 5.000%, 12/01/22 – FSA Insured
315	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	324,730
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
660	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	687,304
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
5,000	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	5,109,750
	5.000%, 8/15/34 – MBIA Insured
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	AAA	3,597,300
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – XLCA Insured
2,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue	4/13 at 100.00	AAA	2,140,420
	Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – MBIA Insured
10,000	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	AAA	10,783,700
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured (5)

27,225	Total Water and Sewer			28,856,848

$ 193,215	Total Investments (cost $182,587,664) – 155.1%			194,498,013

	Other Assets Less Liabilities – (0.9)%			(1,106,308)

	Preferred Shares, at Liquidation Value – (54.2)%			(68,000,000)

	Net Assets Applicable to Common Shares – 100%			$125,391,705

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the
“IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $182,397,180.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$12,206,036
Depreciation	(105,203)

Net unrealized appreciation (depreciation) of investments	$12,100,833

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Municipal Market Opportunity Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.